Significant accounting policies - The capital reorganisation (Details) £ in Thousands		12 Months Ended
	Dec. 16, 2021 GBP (£)	Dec. 31, 2021 GBP (£) shares	Dec. 16, 2021 $ / shares
Significant accounting policies
Consideration for each share transferred | shares		1
Maximum amount of PIPE financing		£ 71,594
Share listing expense	£ 84,712
Fair value per share over fair value of net assets acquired | $ / shares			$ 10.68
Gross proceeds from Business Combination	218,303
Gross proceeds from PIPE financing	71,594
Gross proceeds from issue of Convertible Senior Secured Notes	£ 141,981